Significant transactions (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	$ 12,069	$ 15,696
Goodwill	26,524	35,294
Intangible assets other than goodwill	28,787	38,719
Deferred tax assets	7,909	8,699
Other non-current assets	738	895
Inventories	5,982	6,956
Other current assets	2,680	2,861
Assets of disposal group held for sale	841	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	5,867	7,475
Provisions and other non-current liabilities	6,632	7,319
Provisions and other current liabilities	13,338	12,284
Liabilities of disposal group held for sale	31	51
Assets and liabilities classified as held for sale [member]
Assets of disposal group classified as held for sale [abstract]
Property, plant and equipment	169	148
Intangible assets other than goodwill	475	478
Deferred tax assets	11	8
Other non-current assets	2	1
Inventories	181	165
Other current assets	3	7
Assets of disposal group held for sale	841	807
Liabilities of disposal group classified as held for sale [abstract]
Deferred tax liabilities	2	2
Provisions and other non-current liabilities	4	4
Provisions and other current liabilities	25	45
Liabilities of disposal group held for sale	$ 31	$ 51